UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04193
RSI Retirement Trust
(Exact name of registrant as specified in charter)
150 East 42nd Street New York, NY		10017
(Address of principal executive offices)		(Zip code)

150 East 42nd Street New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-772-3615

Date of fiscal year end:	September 30, 2005

Date of reporting period:	June 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in§§ 210.12-12 - 12-14 of Regulation S-X [17 CFR 210.12-12 - 12-14]. The schedules need not be audited.

RSI Retirement Trust
Core Equity Fund
Statement of Investments	June 30, 2005
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
COMMON STOCKS (99.0%)
CONSUMER DISCRETIONARY (15.5%)
1,236	AutoNation, Inc. *	$25,363
369	AutoZone, Inc. *	34,118
1,611	Bed Bath & Beyond, Inc. * (a)	67,308
1,652	Best Buy Co., Inc.	113,245
679	Big Lots, Inc. * (a)	8,990
419	Black & Decker Corp. (The)	37,647
504	Brunswick Corp. (a)	21,833
34,851	Carnival Corp.	1,901,122
678	Centex Corp.	47,914
1,094	Circuit City Stores, Inc. (a)	18,915
2,805	Clear Channel Communications, Inc. (a)	86,759
35,300	Coach, Inc. *	1,185,021
11,813	Comcast Corp., Class A *	362,659
392	Cooper Tire & Rubber Co. (a)	7,279
792	Dana Corp.	11,888
797	Darden Restaurants, Inc.	26,285
3,240	Delphi Corp. (a)	15,066
358	Dillard’s, Inc., Class A	8,384
1,627	Dollar General Corp. (a)	33,126
344	Dow Jones & Co., Inc.	12,195
1,513	Eastman Kodak Co.	40,624
6,476	eBay, Inc. *	213,773
948	Family Dollar Stores, Inc.	24,743
937	Federated Department Stores, Inc.	68,663
9,830	Ford Motor Co.	100,659
770	Fortune Brands, Inc. (a)	68,376
1,301	Gannett Co., Inc.	92,540
4,268	Gap, Inc. (The)	84,293
3,043	General Motors Corp. (a)	103,462
961	Genuine Parts Co.	39,487
970	Goodyear Tire & Rubber Co. * (a)	14,453
1,521	Harley-Davidson, Inc. (a)	75,442
974	Harrah’s Entertainment, Inc.	70,196
860	Hasbro, Inc.	17,879
2,121	Hilton Hotels Corp.	50,586
11,818	Home Depot, Inc. (The)	459,720
1,904	International Game Technology (a)	53,598
2,213	Interpublic Group of Cos., Inc. * (a)	26,954
47,413	J.C. Penney Co., Inc.	2,492,975
996	Johnson Controls, Inc.	56,105
645	Jones Apparel Group, Inc.	20,021
428	KB Home	32,626
437	Knight-Ridder, Inc.	26,806
1,766	Kohl’s Corp. *	98,737
1,084	Leggett & Platt, Inc.	28,813
2,112	Limited Brands, Inc. (a)	45,239

627	Liz Claiborne, Inc. (a)	24,930
26,535	Lowe’s Cos., Inc.	1,544,868
19,205	Marriott International, Inc., Class A	1,310,165
2,266	Mattel, Inc. (a)	41,468
1,626	May Department Stores Co. (The)	65,300
424	Maytag Corp. (a)	6,640
6,794	McDonald’s Corp.	188,534
1,952	McGraw-Hill Cos., Inc. (The)	86,376
232	Meredith Corp.	11,382
798	New York Times Co. (The), Class A	24,858
1,532	Newell Rubbermaid, Inc. (a)	36,523
114,600	News Corp., Class A	1,854,228
22,649	Nike, Inc., Class B	1,961,402
707	Nordstrom, Inc.	48,055
1,716	Office Depot, Inc. *	39,193
390	OfficeMax, Inc.	11,610
969	Omnicom Group, Inc.	77,384
622	Pulte Homes, Inc. (a)	52,404
905	RadioShack Corp.	20,969
294	Reebok International Ltd.	12,298
584	Reynolds American, Inc.	46,019
560	Sears Holdings Corp. *	83,927
674	Sherwin-Williams Co.	31,739
290	Snap-on, Inc.	9,947
468	Stanley Works Co. (The) (a)	21,313
3,959	Staples, Inc. (a)	84,406
2,151	Starbucks Corp. *	111,121
1,143	Starwood Hotels & Resorts Worldwide, Inc.	66,946
30,430	Target Corp. (a)	1,655,696
769	Tiffany & Co.	25,192
24,654	Time Warner, Inc. *	411,968
2,544	TJX Cos., Inc. (The)	61,946
1,124	Toys “R” Us, Inc. *	29,764
1,631	Tribune Co.	57,379
31,925	Univision Communications, Inc. * (a)	879,534
517	V.F. Corp.	29,583
8,653	Viacom, Inc., Class B	277,069
773	Visteon Corp.	4,661
18,166	Wal-Mart Stores, Inc.	875,601
43,134	Walt Disney Co. (The)	1,086,114
558	Wendy’s International, Inc. (a)	26,589
359	Whirlpool Corp.	25,169
1,559	Yum! Brands, Inc.	81,193
		21,833,350
CONSUMER STAPLES (9.1%)
488	Alberto-Culver Co., Class B (a)	21,145
2,049	Albertson’s, Inc.	42,373
11,122	Altria Group, Inc.	719,149
4,119	Anheuser-Busch Cos., Inc. (a)	188,444
3,305	Archer Daniels Midland Co.	70,661
2,554	Avon Products, Inc.	96,669
510	Brown-Forman Corp., Class B	30,835
1,741	Campbell Soup Co.	53,571
869	Clorox Co. (The)	48,421
12,093	Coca-Cola Co. (The)	504,883
1,883	Coca-Cola Enterprises, Inc.	41,445
2,792	Colgate-Palmolive Co.	139,349

2,785	ConAgra Foods, Inc.	64,501
2,505	Costco Wholesale Corp.	112,274
4,232	CVS Corp.	123,024
1,988	General Mills, Inc. (a)	93,019
30,513	Gillette Co. (The) (a)	1,544,873
1,848	H.J. Heinz Co.	65,456
1,144	Hershey Foods Corp.	71,042
1,925	Kellogg Co.	85,547
2,582	Kimberly-Clark Corp.	161,607
3,957	Kroger Co. (The) *	75,302
731	McCormick & Co., Inc. (a)	23,889
434	Molson Coors Brewing Co., Class B	26,908
1,088	Pepsi Bottling Group, Inc. (The)	31,128
54,199	PepsiCo, Inc.	2,922,951
1,022	Plum Creek Timber Co., Inc.	37,099
36,211	Procter & Gamble Co. (a)	1,910,130
2,405	Safeway, Inc.	54,329
4,188	Sara Lee Corp.	82,964
694	SUPERVALU, Inc. (a)	22,631
3,419	Sysco Corp.	123,734
911	UST, Inc. (a)	41,596
46,492	Walgreen Co.	2,138,166
16,277	William Wrigley Jr. Co.	1,120,509
		12,889,624
ENERGY (7.3%)
500	Amerada Hess Corp.	53,255
1,266	Anadarko Petroleum Corp. (a)	104,002
1,760	Apache Corp. (a)	113,696
356	Ashland, Inc.	25,586
1,848	Baker Hughes, Inc.	94,544
857	BJ Services Co.	44,975
2,080	Burlington Resources, Inc.	114,899
11,270	ChevronTexaco Corp.	630,218
35,928	ConocoPhillips	2,065,502
2,596	Devon Energy Corp.	131,565
1,234	EOG Resources, Inc.	70,091
34,216	Exxon Mobil Corp.	1,966,395
2,737	Halliburton Co. (a)	130,883
594	Kerr-McGee Corp.	45,328
1,870	Marathon Oil Corp.	99,802
778	Nabors Industries Ltd. * (a)	47,162
960	National-Oilwell, Inc. * (a)	45,638
22,342	Noble Corp.	1,374,256
2,155	Occidental Petroleum Corp.	165,784
627	Rowan Cos., Inc. (a)	18,628
3,181	Schlumberger Ltd.	241,565
13,950	Smith International, Inc. (a)	888,615
314	Sunoco, Inc.	35,696
1,672	Transocean, Inc. * (a)	90,238
1,425	Unocal Corp.	92,696
1,430	Valero Energy Corp.	113,127
45,100	XTO Energy, Inc.	1,532,949
		10,337,095
FINANCIALS (16.1%)
1,558	ACE Ltd.	69,876
36,039	AFLAC, Inc.	1,559,768
3,598	Allstate Corp. (The)	214,981
613	Ambac Financial Group, Inc.	42,763

6,267	American Express Co.	333,592
13,917	American International Group, Inc.	808,578
1,941	AmSouth Bancorp.	50,466
1,689	Aon Corp. (a)	42,293
528	Apartment Investment & Management Co. (a)	21,606
1,000	Archstone-Smith Trust	38,620
21,890	Bank of America Corp. (a)	998,403
4,162	Bank of New York Co., Inc.	119,782
3,105	BB&T Corp.	124,107
640	Bear Stearns Cos., Inc. (a)	66,522
1,317	Capital One Financial Corp.	105,373
6,141	Charles Schwab Corp.	69,270
1,051	Chubb Corp. (a)	89,976
869	Cincinnati Financial Corp.	34,378
1,100	CIT Group, Inc.	47,267
92,485	Citigroup, Inc.	4,275,583
870	Comerica, Inc.	50,286
600	Compass Bancshares, Inc.	27,000
3,130	Countrywide Financial Corp.	120,849
2,100	E*TRADE Financial Corp. *	29,379
2,163	Equity Office Properties Trust (a)	71,595
1,527	Equity Residential (a)	56,224
5,185	Fannie Mae	302,804
525	Federated Investors, Inc.	15,755
2,778	Fifth Third Bancorp	114,481
640	First Horizon National Corp.	27,008
26,526	Franklin Resources, Inc. (a)	2,041,972
3,644	Freddie Mac	237,698
1,552	Golden West Financial Corp.	99,918
2,444	Goldman Sachs Group, Inc. (The)	249,337
1,585	Hartford Financial Services Group, Inc.	118,526
1,227	Huntington Bancshares, Inc.	29,620
19,082	J.P. Morgan Chase & Co.	673,976
1,397	Janus Capital Group, Inc.	21,011
747	Jefferson-Pilot Corp. (a)	37,664
2,209	KeyCorp	73,228
12,400	Lazard Ltd., Class A * (a)	288,300
1,415	Lehman Brothers Holdings, Inc.	140,481
986	Lincoln National Corp.	46,263
838	Loews Corp.	64,945
535	M&T Bank Corp.	56,261
2,856	Marsh & McLennan Cos., Inc.	79,111
1,118	Marshall & Ilsley Corp.	49,695
768	MBIA, Inc.	45,550
6,830	MBNA Corp.	178,673
2,260	Mellon Financial Corp.	64,839
34,718	Merrill Lynch & Co., Inc. (a)	1,909,838
3,949	MetLife, Inc.	177,468
457	MGIC Investment Corp. (a)	29,806
1,392	Moody’s Corp. (a)	62,584
6,024	Morgan Stanley	316,079
3,195	National City Corp.	109,013
2,571	North Fork Bancorp., Inc.	72,219
1,570	PNC Financial Services Group, Inc.	85,502
1,561	Principal Financial Group, Inc.	65,406
1,044	Progressive Corp. (The)	103,158
998	ProLogis (a)	40,160
1,637	Providian Financial Corp. *	28,860

2,843	Prudential Financial, Inc. (a)	186,671
2,521	Regions Financial Corp.	85,411
724	SAFECO Corp.	39,342
1,184	Simon Property Group, Inc.	85,828
2,333	SLM Corp.	118,516
1,965	Sovereign Bancorp, Inc.	43,898
3,531	St. Paul Travelers Cos., Inc. (The)	139,580
1,822	State Street Corp.	87,912
1,845	SunTrust Banks, Inc.	133,283
1,812	Synovus Financial Corp.	51,950
725	T. Rowe Price Group, Inc.	45,385
562	Torchmark Corp. (a)	29,336
31,334	U.S. Bancorp	914,953
1,676	UnumProvident Corp.	30,704
8,450	Wachovia Corp.	419,120
4,683	Washington Mutual, Inc. (a)	190,551
9,157	Wells Fargo & Co.	563,888
812	XL Capital Ltd., Class A	60,429
26,932	Zions Bancorp (a)	1,980,311
		22,732,814
HEALTH CARE (18.6%)
70,931	Abbott Laboratories	3,476,329
20,879	Aetna, Inc.	1,729,199
672	Allergan, Inc.	57,281
547	AmerisourceBergen Corp.	37,825
6,697	Amgen, Inc. *	404,901
1,095	Applera Corp. (Applied Biosystems Group)	21,539
255	Bausch & Lomb, Inc. (a)	21,165
3,333	Baxter International, Inc.	123,654
1,295	Becton, Dickinson & Co. (a)	67,949
25,135	Biogen Idec, Inc. *	865,901
1,369	Biomet, Inc.	47,422
4,096	Boston Scientific Corp. *	110,592
10,460	Bristol-Myers Squibb Co. (a)	261,291
592	C.R. Bard, Inc.	39,374
2,281	Cardinal Health, Inc. (a)	131,340
2,500	Caremark Rx, Inc. *	111,300
749	Chiron Corp. * (a)	26,133
736	CIGNA Corp.	78,774
23,243	Eli Lilly & Co.	1,294,868
850	Express Scripts, Inc., Class A * (a)	42,483
1,911	Forest Laboratories, Inc. *	74,242
10,775	Genentech, Inc. *	865,017
1,282	Genzyme Corp. *	77,035
30,685	Gilead Sciences, Inc. *	1,349,833
1,702	Guidant Corp.	114,545
2,208	HCA, Inc.	125,127
1,301	Health Management Associates, Inc., Class A	34,060
833	Hospira, Inc. *	32,487
879	Humana, Inc. *	34,931
1,296	IMS Health, Inc.	32,102
49,950	IVAX Corp. *	1,073,925
37,953	Johnson & Johnson	2,466,945
1,409	King Pharmaceuticals, Inc. *	14,682
697	Laboratory Corp. of America Holdings *	34,780
495	Manor Care, Inc.	19,666
1,539	McKesson Corp.	68,932

1,505	Medco Health Solutions, Inc. * (a)	80,307
1,314	MedImmune, Inc. *	35,110
36,723	Medtronic, Inc.	1,901,884
11,808	Merck & Co., Inc.	363,686
325	Millipore Corp. *	18,437
1,500	Mylan Laboratories, Inc.	28,860
24,425	Novartis AG - ADR	1,158,722
8,700	PacifiCare Health Systems, Inc. *	621,615
97,144	Pfizer, Inc.	2,679,233
1,004	Quest Diagnostics, Inc.	53,483
7,908	Schering-Plough Corp.	150,726
1,894	St. Jude Medical, Inc. *	82,597
1,958	Stryker Corp.	93,122
2,496	Tenet Healthcare Corp. *	30,551
37,522	UnitedHealth Group, Inc.	1,956,397
619	Watson Pharmaceuticals, Inc. *	18,298
3,210	WellPoint, Inc. *	223,544
29,120	Wyeth	1,295,840
1,308	Zimmer Holdings, Inc. * (a)	99,630
		26,259,671
INDUSTRIALS (9.5%)
4,101	3M Co. (a)	296,502
1,530	Allied Waste Industries, Inc. * (a)	12,133
1,017	American Power Conversion Corp.	23,991
1,022	American Standard Cos., Inc.	42,842
920	Apollo Group, Inc., Class A * (a)	71,962
537	Avery Dennison Corp.	28,440
26,795	Boeing Co. (The) (a)	1,768,470
1,986	Burlington Northern Santa Fe Corp.	93,501
1,903	Caterpillar, Inc.	181,375
5,668	Cendant Corp.	126,793
838	Cintas Corp.	32,347
514	Cooper Industries Ltd.	32,845
1,128	CSX Corp. (a)	48,120
177	Cummins, Inc.	13,206
1,444	Danaher Corp.	75,579
1,298	Deere & Co.	85,006
724	Delta Air Lines, Inc. * (a)	2,722
1,153	Dover Corp.	41,946
802	Eaton Corp.	48,040
2,274	Emerson Electric Co. (a)	142,421
737	Equifax, Inc.	26,318
1,593	FedEx Corp.	129,049
445	Fluor Corp.	25,628
1,117	General Dynamics Corp.	122,356
160,827	General Electric Co.	5,572,655
685	Goodrich Corp.	28,058
899	H&R Block, Inc.	52,457
4,542	Honeywell International, Inc.	166,373
1,492	Illinois Tool Works, Inc.	118,883
944	Ingersoll-Rand Co. Ltd.	67,354
517	ITT Industries, Inc.	50,475
606	L-3 Communications Holdings, Inc. (a)	46,407
2,210	Lockheed Martin Corp.	143,363
2,438	Masco Corp.	77,431
650	Monster Worldwide, Inc. *	18,642
356	Navistar International Corp. *	11,392
2,105	Norfolk Southern Corp.	65,171

1,942	Northrop Grumman Corp. (a)	107,296
945	PACCAR, Inc.	64,260
729	Pall Corp. (a)	22,132
589	Parker-Hannifin Corp.	36,524
1,262	Pitney Bowes, Inc.	54,960
1,212	R.R. Donnelley & Sons Co. (a)	41,826
2,464	Raytheon Co.	96,392
838	Robert Half International, Inc.	20,925
934	Rockwell Automation, Inc.	45,495
897	Rockwell Collins, Inc.	42,769
324	Ryder System, Inc.	11,858
3,927	Southwest Airlines Co.	54,703
705	Textron, Inc.	53,474
10,734	Tyco International Ltd.	313,433
1,400	Union Pacific Corp.	90,720
5,976	United Parcel Service, Inc.	413,300
37,114	United Technologies Corp.	1,905,804
410	W.W. Grainger, Inc.	22,464
3,054	Waste Management, Inc.	86,550
		13,375,138
INFORMATION TECHNOLOGY (18.9%)
2,686	Adobe Systems, Inc. (a)	76,873
2,216	Advanced Micro Devices, Inc. *	38,425
619	Affiliated Computer Services, Inc., Class A * (a)	31,631
2,309	Agilent Technologies, Inc. *	53,153
1,953	Altera Corp. *	38,708
2,039	Analog Devices, Inc.	76,075
925	Andrew Corp. * (a)	11,803
31,440	Apple Computer, Inc. *	1,157,306
8,965	Applied Materials, Inc.	145,054
1,834	Applied Micro Circuits Corp. *	4,695
1,292	Autodesk, Inc.	44,406
3,155	Automatic Data Processing, Inc.	132,415
2,682	Avaya, Inc * (a)	22,314
1,220	BMC Software, Inc. * (a)	21,899
1,526	Broadcom Corp. *	54,188
2,845	CIENA Corp. *	5,946
34,712	Cisco Systems, Inc. *	663,346
899	Citrix Systems, Inc. * (a)	19,472
2,864	Computer Associates International, Inc. (a)	78,703
1,049	Computer Sciences Corp. *	45,841
2,155	Compuware Corp. *	15,494
1,057	Comverse Technology, Inc. * (a)	24,998
853	Convergys Corp. *	12,130
57,587	Corning, Inc. *	957,096
50,717	Dell, Inc. *	2,003,829
1,666	Electronic Arts, Inc. *	94,312
2,802	Electronic Data Systems Corp.	53,939
12,898	EMC Corp. * (a)	176,832
4,281	First Data Corp. (a)	171,839
1,092	Fiserv, Inc. *	46,901
672	Fisher Scientific International, Inc. * (a)	43,613
2,188	Freescale Semiconductor, Inc., Class B * (a)	46,342
2,163	Gateway, Inc. *	7,138
7,200	Google, Inc., Class A *	2,117,880
15,548	Hewlett-Packard Co.	365,533
86,201	Intel Corp.	2,246,399

8,798	International Business Machines Corp.	652,812
970	Intuit, Inc. * (a)	43,757
1,028	Jabil Circuit, Inc. *	31,590
8,467	JDS Uniphase Corp. *	12,870
58,100	Juniper Networks, Inc. *	1,462,958
1,070	KLA-Tencor Corp.	46,759
655	Lexmark International Group, Inc., Class A *	42,464
1,622	Linear Technology Corp.	59,511
2,128	LSI Logic Corp. *	18,067
23,775	Lucent Technologies, Inc. *	69,185
45,525	Marvell Technology Group Ltd. *	1,731,771
1,767	Maxim Integrated Products, Inc.	67,517
476	Mercury Interactive Corp. * (a)	18,259
3,271	Micron Technology, Inc. *	33,397
54,199	Microsoft Corp. (a)	1,346,303
876	Molex, Inc.	22,811
13,136	Motorola, Inc.	239,863
1,954	National Semiconductor Corp.	43,047
29,641	NCR Corp. * (a)	1,040,992
2,011	Network Appliance, Inc. * (a)	56,851
2,279	Novell, Inc. *	14,130
811	Novellus Systems, Inc. *	20,040
862	NVIDIA Corp. *	23,033
170,055	Oracle Corp. *	2,244,727
1,578	Parametric Technology Corp. *	10,068
1,922	Paychex, Inc.	62,542
746	PerkinElmer, Inc.	14,099
1,038	PMC-Sierra, Inc. * (a)	9,685
529	QLogic Corp. *	16,330
8,798	QUALCOMM, Inc.	290,422
759	Sabre Holdings Corp. (a)	15,142
2,973	Sanmina-SCI Corp. * (a)	16,262
795	Scientific-Atlanta, Inc.	26,450
2,898	Siebel Systems, Inc.	25,792
5,140	Solectron Corp. *	19,481
18,161	Sun Microsystems, Inc. *	67,741
1,505	SunGard Data Systems, Inc. *	52,931
52,589	Symantec Corp. *	1,143,285
1,339	Symbol Technologies, Inc.	13,216
467	Tektronix, Inc.	10,867
2,456	Tellabs, Inc. *	21,367
1,060	Teradyne, Inc. *	12,688
67,758	Texas Instruments, Inc.	1,901,967
883	Thermo Electron Corp. *	23,726
1,998	Unisys Corp. * (a)	12,647
2,342	VERITAS Software Corp. *	57,145
620	Waters Corp. *	23,045
5,106	Xerox Corp. *	70,412
1,875	Xilinx, Inc. (a)	47,813
63,442	Yahoo!, Inc. *	2,198,265
		26,612,630
MATERIALS (1.2%)
1,217	Air Products & Chemicals, Inc.	73,385
4,693	Alcoa, Inc.	122,628
542	Allegheny Technologies, Inc.	11,957
654	Ball Corp.	23,518
610	Bemis Co., Inc.	16,189

5,131	Dow Chemical Co. (The) (a)	228,483
5,408	E.I. Du Pont De Nemours & Co.	232,597
417	Eastman Chemical Co.	22,998
1,234	Ecolab, Inc. (a)	39,932
636	Engelhard Corp.	18,158
924	Freeport-McMoRan Copper & Gold, Inc., Class B (a)	34,595
1,394	Georgia-Pacific Corp.	44,329
238	Great Lakes Chemical Corp.	7,490
640	Hercules, Inc. * (a)	9,056
429	International Flavors & Fragrances, Inc.	15,538
2,639	International Paper Co.	79,724
598	Louisiana-Pacific Corp.	14,699
1,024	MeadWestvaco Corp.	28,713
1,448	Monsanto Co.	91,036
2,424	Newmont Mining Corp.	94,609
844	Nucor Corp.	38,503
851	Pactiv Corp. * (a)	18,365
494	Phelps Dodge Corp. (a)	45,695
933	PPG Industries, Inc. (a)	58,555
1,776	Praxair, Inc. (a)	82,762
1,084	Rohm & Haas Co. (a)	50,233
467	Sealed Air Corp. *	23,252
336	Sigma-Aldrich Corp.	18,829
622	Temple-Inland, Inc.	23,107
589	United States Steel Corp. (a)	20,244
578	Vulcan Materials Co. (a)	37,564
1,263	Weyerhaeuser Co.	80,390
		1,707,133
TELECOMMUNICATIONS (1.3%)
652	ADC Telecommunications, Inc. *	14,194
1,755	Alltel Corp.	109,301
4,261	AT&T Corp.	81,129
9,802	BellSouth Corp.	260,439
761	CenturyTel, Inc.	26,353
1,698	Citizens Communications Co.	22,821
6,025	Nextel Communications, Inc., Class A *	194,668
8,918	Qwest Communications International, Inc. * (a)	33,086
17,688	SBC Communications, Inc.	420,090
7,882	Sprint FON Group	197,759
14,901	Verizon Communications, Inc.	514,831
		1,874,671
UTILITIES (1.5%)
3,437	AES Corp. (The) *	56,298
739	Allegheny Energy, Inc. *	18,638
1,080	Ameren Corp. (a)	59,724
2,037	American Electric Power Co., Inc.	75,104
2,757	Calpine Corp. * (a)	9,374
1,541	CenterPoint Energy, Inc.	20,357
985	Cinergy Corp.	44,148
962	CMS Energy Corp. *	14,488
1,302	Consolidated Edison, Inc. (a)	60,986
914	Constellation Energy Group, Inc.	52,729
1,859	Dominion Resources, Inc.	136,432
923	DTE Energy Co. (a)	43,169
5,038	Duke Energy Corp. (a)	149,779
1,901	Dynegy, Inc. *	9,239
1,775	Edison International	71,976

3,609	El Paso Corp.	41,576
1,122	Entergy Corp.	84,767
3,650	Exelon Corp.	187,354
1,774	FirstEnergy Corp.	85,347
2,152	FPL Group, Inc.	90,513
858	KeySpan Corp. (a)	34,921
623	Kinder Morgan, Inc.	51,834
194	Nicor, Inc. (a)	7,987
1,454	NiSource, Inc.	35,957
245	Peoples Energy Corp.	10,648
1,951	PG&E Corp.	73,241
509	Pinnacle West Capital Corp.	22,625
980	PPL Corp.	58,192
1,325	Progress Energy, Inc.	59,943
1,311	Public Service Enterprise Group, Inc.	79,735
1,293	Sempra Energy	53,414
3,963	Southern Co.	137,396
1,153	TECO Energy, Inc. (a)	21,803
1,298	TXU Corp.	107,851
3,158	Williams Cos., Inc. (The)	60,002
2,162	Xcel Energy, Inc.	42,202
		2,169,749
Total Common Stocks (Cost $120,250,628)		139,791,875

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (0.0%)
$45,000	U.S. Treasury Bills, 0.00%, 7/14/05 **	44,956

Total United States Government & Agency Obligations (Cost $44,954)		44,956

REPURCHASE AGREEMENT (1.1%)
$1,582,663	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $1,582,801, Collateralized by $1,965,000 U.S. Treasury Strips, 0.00%, Due 8/15/10 (Value $1,636,531)	1,582,663

Total Repurchase Agreement (Cost $1,582,663)		1,582,663

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (3.8%)
$5,329,407	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $5,329,872, Collateralized by $6,175,000 U.S. Treasury Strips, 0.00%, Due 8/15/10 (Value $5,142,787) & $585,000 U.S. Treasury Strips, 0.00%, Due 8/15/17 (Value $352,129)	5,329,407

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $5,329,407)		5,329,407

Total Investments (Cost $127,207,652) - 103.9%		$146,748,901

Percentages indicated are based on net assets of $141,221,638.

* Denotes non-income producing security.

** Serves as collateral for futures contracts.

(a) All or part of this security has been loaned as of June 30, 2005.

ADR - American Depositary Receipt

Futures Contracts

	Number of Contracts	Value
E-mini S&P 500 Index, expiring September 16, 2005, (notional amount $422,064)	7	$418,425

See Notes to Statements of Investments

RSI Retirement Trust

Value Equity Fund

Statement of Investments	June 30, 2005
(Unaudited)

Shares or Principal Amount	Security Description	Value
COMMON STOCKS (98.6%)
CONSUMER DISCRETIONARY (5.9%)
99,000	Comcast Corp., Class A Special *	$2,965,050
12,600	Gannett Co., Inc.	896,238
90,000	TJX Cos., Inc. (The) (a)	2,191,500
		6,052,788
CONSUMER STAPLES (1.5%)
23,000	Altria Group, Inc.	1,487,180

ENERGY (20.2%)
65,000	Apache Corp. (a)	4,199,000
60,500	Baker Hughes, Inc.	3,095,180
90,000	ChevronTexaco Corp. (a)	5,032,800
101,028	Exxon Mobil Corp.	5,806,079
73,333	XTO Energy, Inc.	2,492,589
		20,625,648
FINANCIALS (22.5%)
30,000	Allstate Corp. (The) (a)	1,792,500
20,680	American International Group, Inc.	1,201,508
108,956	Citigroup, Inc.	5,037,035
96,000	J.P. Morgan Chase & Co.	3,390,719
25,600	Lehman Brothers Holdings, Inc.	2,541,568
50,000	Morgan Stanley	2,623,500
63,084	North Fork Bancorp., Inc.	1,772,030
53,400	Wachovia Corp.	2,648,640
31,500	Wells Fargo & Co.	1,939,770
		22,947,270
HEALTH CARE (4.8%)
40,000	Abbott Laboratories	1,960,400
35,000	Baxter International, Inc.	1,298,500
20,000	Boston Scientific Corp. *	540,000
25,000	Wyeth	1,112,500
		4,911,400
INDUSTRIALS (11.0%)
18,500	General Dynamics Corp.	2,026,490
42,500	Ingersoll-Rand Co. Ltd.	3,032,375
37,000	ITT Industries, Inc.	3,612,310
90,000	Waste Management, Inc.	2,550,600
		11,221,775
INFORMATION TECHNOLOGY (7.0%)
44,000	International Business Machines Corp.	3,264,800
90,000	Microsoft Corp.	2,235,600
125,000	Oracle Corp. *	1,650,000
		7,150,400

MATERIALS (11.3%)
105,000	Alcoa, Inc.	2,743,650
46,000	Ball Corp.	1,654,160
47,664	Cemex S.A. de C.V. - Sponsored ADR	2,021,907
66,900	Praxair, Inc. (a)	3,117,540
30,400	Weyerhaeuser Co.	1,934,960
		11,472,217
TELECOMMUNICATIONS (8.9%)
125,000	Nokia Corp. - ADR (a)	2,080,000
90,000	SBC Communications, Inc. (a)	2,137,500
127,000	Telefonos de Mexico S.A. de C.V. - Sponsored ADR (a)	2,399,030

70,000	Verizon Communications, Inc. (a)	2,418,500
		9,035,030
UTILITIES (5.5%)
40,000	Exelon Corp.	2,053,200
39,600	FPL Group, Inc.	1,665,576
32,500	PPL Corp.	1,929,850
		5,648,626
Total Common Stocks (Cost $81,495,584)		100,552,334

REPURCHASE AGREEMENT (1.4%)
$1,411,404	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $1,411,527, Collateralized by $2,415,000 U.S. Treasury Strips, 0.00%, Due 8/15/17 (Value $1,453,661)	1,411,404

Total Repurchase Agreement (Cost $1,411,404)		1,411,404

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (12.7%)

$12,894,701	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $12,895,825, Collateralized by $11,005,000 U.S. Treasury Strips, 0.00%, Due 8/15/17 (Value $6,624,240) & $10,760,000 U.S. Treasury Strips, 0.00%, Due 11/15/15 (Value $6,649,034)	12,894,701

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $12,894,701)		12,894,701

Total Investments (Cost $95,801,689) - 112.7%		$114,858,439

Percentages indicated are based on net assets of $101,904,135.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of June 30, 2005.

ADR - American Depositary Receipt

See Notes to Statements of Investments

RSI Retirement Trust

Emerging Growth Equity Fund

Statement of Investments	June 30, 2005
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
COMMON STOCKS (97.8%)
CONSUMER DISCRETIONARY (19.9%)
9,180	American Axle & Manufacturing Holdings, Inc. (a)	$231,979
10,000	Arkansas Best Corp.	318,100
16,050	Beazer Homes USA, Inc. (a)	917,257
13,600	BJ’s Wholesale Club, Inc. *	441,864
10,000	Bluegreen Corp. *	174,100
16,880	Blyth, Inc. (a)	473,484
21,000	Cato Corp. (The)	433,650
4,350	CEC Entertainment, Inc. * (a)	183,092
43,650	Charming Shoppes, Inc. * (a)	407,255
7,500	Children’s Place Retail Stores, Inc. *	350,025
8,130	Christopher & Banks Corp. (a)	148,454
12,650	CNS, Inc.	289,053
5,220	Courier Corp. (a)	200,500
26,100	Crown Holdings, Inc. *	371,403
12,700	Domino’s Pizza, Inc.	282,702
24,270	Emmis Communications Corp., Class A * (a)	428,851
12,200	Genesco, Inc. *	452,498
540	Global Imaging Systems, Inc. *	17,204
23,400	Guess?, Inc. *	387,972
9,180	International Speedway Corp., Class A	516,466
12,800	Jack in the Box, Inc. *	485,376
30,290	Journal Communications, Inc. (a)	508,872
23,850	Journal Register Co. * (a)	417,614
6,500	Labor Ready, Inc. *	151,515
24,850	Lions Gate Entertainment Corp. *	254,961
10,000	McGrath RentCorp (a)	237,000
5,280	Meredith Corp.	259,037
14,770	Modine Manufacturing Co. (a)	480,911
22,300	MTR Gaming Group, Inc. *	259,572
9,180	Regis Corp. (a)	358,754
5,070	Ritchie Bros. Auctioneers, Inc. (a)	195,449
14,560	Ruby Tuesday, Inc. (a)	377,104
18,500	Ruddick Corp.	472,305
5,300	SBS Broadcasting SA * (a)	249,789
2,550	Standard Pacific Corp.	224,273
28,070	Steak n Shake Co. (The) * (a)	522,662
13,125	Technical Olympic USA, Inc.	318,675
4,000	WCI Communities, Inc. *	128,120
15,200	Zale Corp. *	481,688
		13,409,586
CONSUMER STAPLES (3.4%)
16,300	Alliance One International, Inc. (a)	97,963
13,800	Carolina Group	459,816
10,700	Chiquita Brands International, Inc. (a)	293,822
10,050	Fresh Del Monte Produce, Inc.	270,546

8,500	Nash Finch Co.	312,290
8,350	Russell Corp.	170,758
22,400	Spartan Stores, Inc. *	328,608
11,757	Tootsie Roll Industries, Inc.	343,892
		2,277,695
ENERGY (7.6%)
4,150	Berry Petroleum Co., Class A	219,452
11,550	Cal Dive International, Inc. *	604,873
5,700	CARBO Ceramics, Inc.	450,072
8,850	El Paso Electric Co. *	180,983
11,000	Energen Corp.	385,550
4,300	FMC Technologies, Inc. * (a)	137,471
10,100	Forest Oil Corp. *	424,200
29,800	Frontier Oil Corp.	874,629
2,300	Hydril Co. * (a)	125,005
13,190	Offshore Logistics, Inc. *	433,160
14,550	Oil States International, Inc. * (a)	366,224
17,900	Superior Energy Services, Inc. *	318,620
4,900	Tesoro Petroleum Corp.	227,948
5,900	TETRA Technologies, Inc. *	187,915
3,700	Tsakos Energy Navigation Ltd.	143,449
		5,079,551
FINANCIALS (16.2%)
11,650	Aaron Rents, Inc. (a)	289,969
2,600	ACE Cash Express, Inc. *	66,456
8,500	American Equity Investment Life Holding Co. (a)	100,980
11,500	American Home Mortgage Investment Corp.	402,040
10,000	Arbor Realty Trust, Inc.	287,000
3,450	Arch Capital Group Ltd. *	155,423
14,700	Asset Acceptance Capital Corp. *	380,877
33,770	Assured Guaranty Ltd. (a)	788,866
14,600	BancorpSouth, Inc. (a)	344,560
12,560	Boston Private Financial Holdings, Inc. (a)	316,512
600	Capitol Bancorp Ltd.	20,166
4,780	Corus Bankshares, Inc. (a)	265,242
3,300	Downey Financial Corp.	241,560
9,050	Encore Capital Group, Inc. * (a)	153,850
21,700	Equity Inns, Inc.	288,610
8,340	Financial Federal Corp. (a)	322,258
6,700	First Niagara Financial Group, Inc.	97,686
6,650	Greater Bay Bancorp (a)	175,361
19,940	Hanmi Financial Corp. (a)	332,998
8,020	HCC Insurance Holdings, Inc. (a)	303,717
6,020	Hilb Rogal & Hobbs Co. (a)	207,088
400	iPayment, Inc. *	14,608
9,600	ITLA Capital Corp. * (a)	517,439
8,500	LaSalle Hotel Properties	278,885
13,100	LTC Properties, Inc.	271,170
15,600	Ohio Casualty Corp.	377,208
23,300	Partners Trust Financial Group, Inc.	248,844
4,810	PFF Bancorp, Inc.	145,695
6,700	Platinum Underwriters Holdings Ltd.	213,194
7,300	Prosperity Bancshares, Inc. (a)	208,853
7,070	RLI Corp.	315,322
11,300	Safety Insurance Group, Inc.	381,488
1,700	Sandy Spring Bancorp, Inc.	59,551
1,950	Selective Insurance Group, Inc. (a)	96,623

15,600	Sizeler Property Investors, Inc.	205,920
13,350	Sterling Bancshares, Inc.	207,726
11,300	Sunstone Hotel Investors, Inc.	274,138
6,400	SVB Financial Group *	306,560
2,250	TierOne Corp.	61,043
25	W Holding Co., Inc.	256
11,800	W.P. Stewart & Co., Ltd. (a)	285,206
5,380	Wintrust Financial Corp. (a)	281,643
4,800	World Acceptance Corp. *	144,240
6,030	Zenith National Insurance Corp.	409,195
		10,846,026
HEALTH CARE (14.3%)
20,200	Alliance Imaging, Inc. *	211,292
12,400	AMERIGROUP Corp. *	498,480
11,080	Apria Healthcare Group, Inc. *	383,811
12,790	CONMED Corp. * (a)	393,548
3,400	Dade Behring Holdings, Inc.	221,034
22,800	Enzon Pharmaceuticals, Inc. *	147,744
10,150	Genesis HealthCare Corp. *	469,742
6,500	Haemonetics Corp. * (a)	264,160
41,790	Hooper Holmes, Inc.	173,429
4,750	ICU Medical, Inc. *	152,808
29,070	K-V Pharmaceutical Co., Class A * (a)	486,923
13,600	Kindred Healthcare, Inc. *	538,696
7,550	Kos Pharmaceuticals, Inc. *	494,525
5,300	Molina Healthcare, Inc. *	234,578
17,520	Priority Healthcare Corp., Class B * (a)	444,307
11,350	Protein Design Labs, Inc. *	229,384
21,700	QLT, Inc. *	226,114
15,000	Respironics, Inc. *	541,650
10,750	Sierra Health Services, Inc. * (a)	768,194
20,370	STERIS Corp. (a)	524,935
4,550	Sybron Dental Specialties, Inc. *	171,171
17,170	Techne Corp. * (a)	788,274
4,150	United Therapeutics Corp. * (a)	200,030
16,700	Ventiv Health, Inc. *	321,976
17,520	Young Innovations, Inc.	654,022
		9,540,827
INDUSTRIALS (19.3%)
14,100	Blount International, Inc. *	235,329
4,000	Building Materials Holding Corp.	277,160
12,200	Celadon Group, Inc. *	207,888
18,360	Chicago Bridge & Iron Co. NV	419,710
10,560	CLARCOR, Inc. (a)	308,880
14,550	Clean Harbors, Inc. * (a)	315,444
9,500	Commercial Vehicle Group, Inc. * (a)	168,625
8,850	Forward Air Corp. (a)	250,190
12,980	G&K Services, Inc., Class A	489,735
8,500	Gardner Denver, Inc. *	298,180
3,400	Genlyte Group, Inc. * (a)	165,716
20,070	Heartland Express, Inc. (a)	389,960
5,600	Hub Group, Inc., Class A * (a)	140,280
17,940	IDEX Corp.	692,662
16,600	Korn/Ferry International *	294,650
10,550	Landauer, Inc. (a)	547,651
16,250	Landstar System, Inc. *	489,450
10,970	Lindsay Manufacturing Co. (a)	258,673

15,200	Magellan Midstream Partners, L.P.	498,256
8,000	Meritage Corp. *	635,999
2,500	Middleby Corp. (The) *	132,150
10,450	MSC Industrial Direct Co., Inc., Class A	352,688
550	NCI Building Systems, Inc. *	18,040
11,610	Regal-Beloit Corp.	338,548
18,470	Robbins & Myers, Inc. (a)	397,290
25,600	Rollins, Inc. (a)	513,024
18,900	RTI International Metals, Inc. * (a)	593,648
16,500	Shaw Group, Inc. (The) * (a)	354,915
15,700	Steelcase, Inc., Class A	217,445
5,590	Stericycle, Inc. *	281,289
18,750	Swift Transportation Co., Inc. *	436,688
6,000	TBC Corp. *	162,780
10,800	Terex Corp. *	425,520
5,400	Thomas & Betts Corp. *	152,496
17,300	Titan International, Inc.	241,854
1,000	Universal Technical Institute, Inc. *	33,200
9,400	USG Corp. * (a)	399,500
2,000	Walter Industries, Inc.	80,400
9,710	Waste Connections, Inc. * (a)	362,086
11,920	Watson Wyatt & Co. Holdings	305,510
		12,883,509
INFORMATION TECHNOLOGY (9.7%)
58,400	Atmel Corp. *	138,408
30,900	Axcelis Technologies, Inc. * (a)	211,974
8,050	Convergys Corp. *	114,471
5,910	Daktronics, Inc. (a)	118,259
42,900	EarthLink, Inc. *	371,514
5,220	FactSet Research Systems, Inc.	187,085
6,700	Hutchinson Technology, Inc. *	258,017
45,800	Hypercom Corp. * (a)	296,326
5,700	j2 Global Communications, Inc. *	196,308
10,500	Kanbay International, Inc. * (a)	242,655
10,200	Keane, Inc. * (a)	139,740
9,390	LoJack Corp. *	164,888
48,250	McDATA Corp. * (a)	193,000
4,350	MEMC Electronic Materials, Inc. *	68,600
21,740	Methode Electronics, Inc., Class A	258,054
200	Open Solutions, Inc. *	4,062
63,000	Parametric Technology Corp. *	401,940
7,050	Paxar Corp. *	125,138
11,700	Photronics, Inc. * (a)	273,078
17,520	Plantronics, Inc. (a)	637,026
10,490	Progress Software Corp. *	316,274
10,450	ProQuest Co. * (a)	342,656
12,450	ScanSoft, Inc. *	47,061
10,970	ScanSource, Inc. * (a)	471,051
11,900	SigmaTel, Inc. *	204,204
9,600	SPSS, Inc. *	184,416
19,800	Sybase, Inc. *	363,330
30,100	Westell Technologies, Inc. *	179,998
		6,509,533
MATERIALS (6.1%)
7,810	AMCOL International Corp. (a)	146,750
4,750	Cabot Microelectronics Corp. * (a)	137,703
4,650	Eagle Materials, Inc.	430,544

39,100	Gerdau Ameristeel Corp.	165,002
14,700	H.B. Fuller Co. (a)	500,681
14,100	Kennametal, Inc. (a)	646,484
15,200	OM Group, Inc. *	375,288
20,250	Oregon Steel Mills, Inc. * (a)	348,503
8,650	Quanex Corp.	458,536
10,350	Sensient Technologies Corp.	213,314
4,040	Silgan Holdings, Inc. (a)	227,210
23,530	Spartech Corp. (a)	418,834
		4,068,849
TELECOMMUNICATIONS (0.4%)
24,350	Premiere Global Services, Inc. * (a)	274,912

UTILITIES (0.9%)
2,250	Cleco Corp.	48,533
9,250	WPS Resources Corp. (a)	520,312
		568,845
Total Common Stocks (Cost $54,664,282)		65,459,333

REPURCHASE AGREEMENT (3.0%)

$1,997,600	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $1,997,774, Collateralized by $3,420,000 U.S. Treasury Strips, 0.00%, Due 8/15/17 (Value $2,058,601)	1,997,600

Total Repurchase Agreement (Cost $1,997,600)		1,997,600

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (25.3%)

16,932,850	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $16,934,327, Collateralized by $28,960,000 U.S. Treasury Strips, 0.00%, Due 8/15/17 (Value $17,431,893)	16,932,850

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $16,932,850)		16,932,850

Total Investments (Cost $73,594,732) - 126.1%		$84,389,783

Percentages indicated are based on net assets of $66,917,193.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of June 30, 2005.

See Notes to Statements of Investments

RSI Retirement Trust

International Equity Fund

Statement of Investments	June 30, 2005
(Unaudited)

Shares
or
Principal	Security
Amount	Description	Value
COMMON STOCKS (99.1%)
Australia (3.4%)
6,253	Amcor Ltd.	$31,884
59,549	BHP Billiton Ltd.	822,537
9,176	Brambles Industries Ltd.	57,053
4,145	CSL Ltd.	106,369
68,362	Macquarie Airports	186,253
635	Macquarie Bank Ltd.	28,875
52,300	Macquarie Infrastructure Group	165,577
28,152	Newcrest Mining Ltd.	372,361
19,512	Patrick Corp., Ltd.	83,008
9,394	Rio Tinto Ltd.	320,425
7,474	Transurban Group	42,375
		2,216,717
Austria (3.8%)
6,235	Bank Austria Creditanstalt	650,976
5,620	Erste Bank der Oester Spark AG	281,476
1,600	Flughafen Wien AG	103,826
1,332	OMV AG	580,517
7,777	Raiffeisen Intl Bank Holding AG *	497,220
9,499	Telekom Austria AG	184,805
3,162	Wienerberger AG	146,883
		2,445,703
Belgium (1.5%)
1,450	Almancora Comm. VA	132,624
6,745	Fortis	187,406
2,941	InBev NV	99,588
6,962	KBC Bankverzekerings Holding	550,386
		970,004
Canada (1.3%)
26,956	Bema Gold Corp. *	64,044
6,732	Canadian Natural Resources Ltd.	244,042
642	Centerra Gold, Inc. *	10,169
13,319	Eldorado Gold Corp. *	35,342
5,423	Encana Corp.	213,989
3,834	Ivanhoe Mines Ltd. *	29,801
1,699	Petro-Canada	110,626
1,481	Talisman Energy, Inc.	55,501
2,248	Teck Cominco Ltd., Class B	75,875
		839,389
China (0.3%)
30,000	China Merchants Holdings International Co. Ltd.	58,300
37,500	Weiqiao Textile Co. Ltd., Class H	52,846
40,894	Wumart Stores, Inc., Class H	65,786
		176,932

Czech Republic (1.3%)
7,585	Cesky Telecom AS - GDR	140,929
16,422	Komercni Banka AS - GDR	681,740
		822,669
Denmark (0.9%)
900	Bryggerigruppen A/S	72,943
775	Chr. Hansen Holding A/S, Class B	117,441
6,464	Danske Bank A/S	194,490
795	Kobenhavns Lufthavne A/S	189,037
2,600	Vestas Wind Systems A/S *	43,179
		617,090
Finland (1.2%)
11,400	Fortum Oyj	182,869
4,452	Neste Oil Oyj *	115,342
18,706	Nokia Oyj, Class A	313,654
2,400	Stockmann Oyj Abp, Class B	85,714
3,800	UPM - Kymmene Oyj	73,010
		770,589
France (11.0%)
1,064	Accor SA	49,941
20,344	Alcatel *	223,390
3,155	Altran Technologies SA *	27,998
1,109	Atos Origin SA *	70,353
3,552	Autoroutes du Sud de la France	203,401
2,426	AXA SA	60,709
4,898	BNP Paribas SA	336,218
6,150	Bouygues SA	255,084
3,329	Carrefour SA	161,614
1,226	Compagnie de Saint-Gobain	68,113
3,441	France Telecom SA	100,647
2,388	Generale de Sante	58,399
12,595	Havas SA	68,922
2,520	JC Decaux SA *	63,915
1,465	L’Air Liquide SA	249,901
6,129	LaFarge SA	559,105
9,348	LVMH Moet Hennessy Louis Vuitton SA	723,168
999	Michelin - Class B	60,895
1,978	Pernod Ricard	316,097
1,607	Pinault-Printemps-Redoute SA	165,953
2,088	Publicis Groupe	61,755
934	Renault SA	82,432
6,315	Sanofi-Aventis SA	519,114
1,718	Schneider Electric SA	129,682
1,643	Societe Des Autoroutes Paris	97,506
6,742	Societe Television Francaise	179,406
5,468	Suez SA	148,483
1,575	Thales SA	64,049
5,151	Total Fina SA, Class B	1,211,670
2,701	Veolia Environnement	101,598
5,721	Vinci SA	476,519
7,443	Vivendi Universal SA	234,824
		7,130,861
Germany (7.9%)
764	Adidas - Salomon AG	128,382
842	Allianz AG	97,044
3,736	BASF AG	248,765
6,865	Bayerishe Hypo und Vereinsbank AG *	178,690
1,707	Bilfinger Berger AG	79,626
5,941	Commerzbank AG	129,537

932	Continental AG	67,248
2,623	Deutsche Bank AG	205,395
837	Deutsche Boerse AG	65,460
13,550	Deutsche Post AG	316,604
671	Deutsche Postbank AG	32,900
13,577	Deutsche Telecom AG	251,487
7,332	E.On AG	654,022
7,959	Fraport AG	337,245
929	Freenet.de AG *	23,450
755	Fresenius AG	83,909
3,063	Fresenius Medical Care AG	262,210
1,721	Henkel KGaA	145,014
767	Henkel KGaA, Preferred Shares	68,677
3,607	Hypo Real Estate Holding AG	137,249
3,121	IVG Immobilien AG	57,735
7,165	Karstadt AG *	95,331
1,787	Linde AG	120,763
2,313	Man AG	96,300
4,604	Metro AG	228,472
611	Muenchener Rueckver AG	65,168
1,656	Premiere AG *	57,138
13,974	Prosieben Sat. 1 Media AG, Preferred Shares	244,122
131	Puma AG	32,465
450	Rhoen-Klinikum AG, Preferred Shares	31,189
4,226	RWE AG	273,206
4,398	Siemens AG	321,597
1,038	Volkswagen AG	36,317
		5,172,717
Greece (0.5%)
1,740	Alpha Bank A.E.	46,428
9,230	Bank of Cyprus Ltd.	35,087
9,700	Hellenic Telecomunications SA - ADR *	93,605
4,573	National Bank of Greece SA	155,460
		330,580
Hong Kong (0.1%)
42,000	Clear Media Ltd. *	36,486
68,000	Texwinca Holdings Ltd.	56,446
		92,932
Hungary (2.0%)
965	Egis Rt.	89,914
327	Gedeon Richter Rt.	48,173
42,866	Matav Rt.	183,402
732	Mol Magyar Olaj-es Gazipari Rt.	61,542
26,307	OTP Bank Rt.	893,335
		1,276,366
Indonesia (0.3%)
359,000	PT Bank Mandiri	55,208
200,000	PT Indofood Sukses Makmur Tbk.	22,555
221,500	PT Telekomunikasi Indonesia Tbk., Class B	113,543
		191,306
Ireland (0.2%)
7,305	Celtic Resources Holdings Plc *	51,066
2,025	Depfa Bank Plc	32,630
38,449	Dragon Oil Plc *	73,914
		157,610

Italy (4.9%)
13,308	Assicurazioni Generali SpA	415,673
1,304	Autostrada Torino - Milano SpA	28,574
48,158	Banca Intesa SpA	220,676
58,725	Banca Intesa SpA, Non-Convertible Shares	251,323
9,376	Banca Monte dei Paschi Siena SpA	33,117
1,257	Banca Popolare dell’Emilia Romagna Scrl	63,915
25,840	Banca Popolare di Milano	255,115
3,903	Banca Popolare di Sondrio Scrl	54,103
6,838	Banche Popolari Unite Scrl	135,767
48,970	Beni Stabili SpA	50,037
7,512	Buzzi Unicem SpA	109,224
46,566	Capitalia SpA	261,018
73,726	Cassa di Risparmio di Firenze SpA	191,679
19,954	Credito Emiliano SpA	202,922
22,286	Enel SpA	194,261
9,160	ENI SpA	236,319
9,832	Mediobanca SpA	184,380
6,596	Saipem SpA	88,958
7,063	San Paolo IMI SpA	97,138
2,343	Sias SpA	32,252
18,010	UniCredito Italiano SpA	95,228
		3,201,679
Japan (13.0%)
500	Acom Co. Ltd.	32,062
2,000	Aeon Credit Service Co. Ltd.	125,180
1,000	Aiful Corp.	74,585
2,400	Aisin Seiki Co. Ltd.	52,056
6,000	Asahi Glass Co. Ltd.	63,095
5,000	Bank of Fukuoka Ltd. (The)	29,627
21,000	Bank of Yokohama Ltd. (The)	121,402
4,000	Bridgestone Corp.	77,020
7,600	Canon, Inc.	400,288
4,600	Casio Computer Co. Ltd.	60,155
5,000	Chiba Bank Ltd.	32,964
7,200	Credit Saison Co. Ltd.	239,610
4,000	Dai Nippon Printing Co. Ltd.	64,466
4,000	Daihatsu Motor Co.	34,452
5,000	Denso Corp.	113,862
22	East Japan Railway Co.	113,096
1,700	Exedy Corp.	29,943
4,000	Fuji Photo Film Co. Ltd.	128,788
43	Fuji Television Network, Inc.	83,378
5,000	Gunma Bank Ltd. (The)	30,078
3,400	Hitachi Capital Corp.	67,307
10,000	Hitachi Ltd.	60,786
5,900	Honda Motor Co. Ltd.	291,062
1,900	Ibiden Co. Ltd.	49,865
1,000	ITO EN Ltd.	51,317
1,700	Ito-Yokado Co. Ltd.	56,421
48	Japan Tobacco, Inc.	640,692
7,000	Joyo Bank Ltd. (The)	34,217
10,000	Kao Corp.	235,841
6,000	Koito Manufacturing Co. Ltd.	62,716
600	Kyocera Corp.	45,887
35,000	Matsushita Electric Industrial Co. Ltd.	531,250
78	Mitsubishi Tokyo Financial Group, Inc.	661,958
67	Mizuho Financial Group, Inc.	303,337

800	Nidec Corp.	84,704
12,896	Nikko Cordial Corp.	56,757
13	Nippon Telegraph & Telephone Corp.	55,691
16,200	Nissan Motor Co. Ltd.	160,422
1,700	Nissin Food Products Co. Ltd.	43,619
2,900	Nitto Denko Corp.	166,342
17,008	Nomura Holdings, Inc.	203,550
80	NTT DoCoMo, Inc.	118,326
200	Orix Corp.	30,014
3,000	Ricoh Co. Ltd.	46,889
10,280	Sanyo Electric Co. Ltd.	26,238
1,500	Secom Co. Ltd.	64,529
28,000	Seiyu Ltd. (The) *	50,505
4,527	Sharp Corp.	70,796
4,000	Shin-Etsu Chemical Co. Ltd.	151,876
8,000	Shiseido Co. Ltd.	101,010
400	SMC Corp.	43,651
6,112	Sony Corp.	210,569
8,000	Sumitomo Heavy Industries, Ltd.	38,456
43	Sumitomo Mitsui Financial Group, Inc.	290,855
13,000	Sumitomo Trust & Banking Co. Ltd.	79,140
1,300	Takeda Pharmaceutical Co. Ltd.	64,484
1,480	Takefuji Corp.	100,108
900	TDK Corp.	61,364
2,000	Terumo Corp.	57,720
12,500	Tokyo Broadcasting System, Inc.	206,981
4,000	Toppan Printing Co. Ltd.	42,388
16,100	Toyota Motor Corp.	576,453
2,100	Uni-Charm Corp.	84,470
1,800	Yamaha Motor Co. Ltd.	33,036
2,840	Yamanouchi Pharmaceutical Co. Ltd.	97,075
		8,416,781
Luxembourg (0.2%)
2,500	Millicom International Cellular SA *	45,850
1,600	SBS Broadcasting SA * (a)	75,408
		121,258
Mexico (0.8%)
1,200	America Movil S.A. de C.V., Class L - ADR	71,532
500	Consorcio, ARA S.A. de C.V.	1,732
18,562	Fomento Economico Mexicano S.A. de C.V.	110,954
600	Fomento Economico Mexicano S.A. de C.V. - ADR	35,742
1,800	Grupo Aeroportuario del Sureste S.A. de C.V., Class B - ADR	57,330
34,694	Grupo Financiero Banorte S.A. de C.V., Class O	229,312
7,528	Urbi Desarrollos Urbanos S.A. de C.V. *	41,452
		548,054
Netherlands (2.3%)
12,890	ABN Amro Holding NV	317,569
4,922	Aegon NV	63,819
935	Euronext NV	31,684
4,528	Heineken NV	140,006
1,257	Koninklijke Numico NV *	50,341
8,438	Koninklijke Philips Electronics NV	213,504
5,855	Royal Dutch Petroleum Co.	382,772
6,042	TPG NV	153,244
1,522	Unilever NV	98,856
1,864	VNU NV	52,061
		1,503,856

New Zealand (0.2%)
59,745	Auckland International Airport Ltd.	99,312
Norway (2.8%)
18,000	Acta Holding ASA	35,538
3,832	DNB Holding ASA	40,027
7,880	Norsk Hydro ASA	723,611
2,500	Orkla ASA	92,211
2,772	Smedvig ASA, Class A	56,213
38,421	Statoil ASA	785,015
4,800	Telenor ASA	38,384
1,100	TGS Nopec Geophysical Co. ASA *	29,546
12,400	Tomra Systems ASA	51,240
		1,851,785
Philippines (0.2%)
5,060	Ayala Corp.	28,513
30,800	Bank of the Philippine Islands	26,723
2,910	Philippine Long Distance Telephone Co.	84,333
		139,569
Poland (3.9%)
4,313	Agora SA *	82,741
1,339	Bank BPH	228,578
14,190	Bank Pekao SA	612,500
7,557	Bank Zachodni WBK SA	240,113
6,071	Budimex SA *	84,984
6,675	CCC SA *	28,112
2,808	Inter Cars SA	25,251
103,500	PKO Bank Polski SA *	840,758
3,782	Polski Koncern Naftowy Orlen SA	57,136
37,013	Telekomunikacja Polska SA	229,660
38,480	ZM Duda SA *	136,106
		2,565,939
Portugal (0.2%)
45,515	Banco Comercial Portugues SA	116,818
2,781	Jeronimo Martins SGPS SA	39,897
		156,715
Russia (4.1%)
9,396	Gazprom - ADR *	338,256
17,000	Lukoil - ADR	626,110
6,400	Mining and Metallurgical Co. Norilsk Nickel - ADR	387,840
67	NovaTek OAO	107,200
6,104	RBC Information Systems *	25,332
1,312	Sberbank RF	865,920
965	Sibirtelecom - ADR	42,074
24,103	Tyumen Oil Co. *	112,079
3,648	Uralsvyazinform - ADR	24,733
12,400	Volgatelecom - ADR	79,360
3,900	Wimm-Bill-Dann Foods OJSC- ADR * (a)	64,077
		2,672,981
South Africa (0.4%)
20,500	Nedcor Ltd.	229,116
South Korea (0.9%)
1,272	Samsung Electronics Co. Ltd.	607,442

Spain (1.4%)
2,216	ACS Actividades, SA	62,080
3,092	Altadis SA	129,782
11,568	Cintra Concesiones de Infraestructuras SA	135,987
4,232	Fadesa Inmobiliaria SA	121,170
2,878	Grupo Empresarial Ence, SA	77,838
3,116	Grupo Ferrovial SA	201,069
3,428	Inditex	88,315
5,142	Promotora de Informaciones SA	99,790
		916,031
Sweden (4.3%)
700	AB Lindex	32,716
2,119	Autoliv, Inc.	92,388
4,600	Capio AB *	67,736
12,000	Ericsson LM, Class B	38,567
10,800	ForeningsSparbanken AB	237,167
15,200	Getinge AB, Class B	207,281
1,750	Hennes & Mauritz AB, Class B	61,622
4,300	Modern Times Group, Class B *	131,868
1,476	Nobia AB	21,451
58,500	Nordea Bank AB	531,838
26,500	Skandia Forsakrings AB	145,569
27,000	Skandinaviska Enskilda Banken AB, Class A	449,441
39,362	Skanska AB, Class B	486,374
1,600	Svenska Cellulosa AB, Class B	51,218
9,465	Svenska Handelsbanken AB, Class A	193,307
6,000	TeliaSonera AB	28,657
		2,777,200
Switzerland (6.2%)
667	Adecco SA	30,397
410	BKW FMB Energie AG *	25,675
5,669	Compagnie Financiere Richmont AG, Class A	190,662
3,564	Credit Suisse Group	140,586
13,016	Holcim Ltd.	792,234
3,107	Nestle SA	795,237
13,614	Novartis AG	648,564
7,507	Roche Holding AG	950,164
39	SGS SA	26,796
2,578	Swatch Group AG (The), Class B	362,107
813	UBS AG	63,441
108	Unique Zurich Airport *	16,012
		4,041,875
Turkey (3.3%)
77,237	Akbank T.A.S.	447,969
13,390	Cimsa Cimento Sanayi ve Ticaret AS	64,550
56,490	Dogan Sirketler Grubu Holding AS *	142,970
102,012	Haci Omer Sabanci Holding AS	395,723
59,044	Koc Holding AS	262,396
5,065	Migros Turk TAS	39,678
2,388	Turkcell Iletisim Hizmetleri AS - ADR	30,204
95,401	Turkiye Garanti Bankasi AS *	413,194
54,701	Turkiye Is Bankasi, Class C	321,383
8,440	Yapi ve Kredi Bankasi AS *	32,422
		2,150,489
United Kingdom (12.0%)
2,999	Anglo American Plc	70,366
13,204	Associated British Ports Holdings Plc	116,681
7,775	BAA Plc	86,404

20,163	Barclays Plc	200,762
38,512	BG Group Plc	316,849
105,808	BP Plc	1,101,891
2,174	British Land Co. Plc	34,136
12,674	British Sky Broadcasting Group Plc	119,834
17,319	Burberry Group Plc	125,415
13,265	Cadbury Schweppes Plc	126,730
20,156	Compass Group Plc	84,721
44,916	Diageo Plc	662,590
4,139	Exel Plc	62,986
1,065	Forth Ports Plc	25,045
34,953	GlaxoSmithKline Plc	846,415
13,480	Highland Gold Mining Ltd.	39,143
18,813	Hilton Group Plc	96,527
7,485	Imperial Tobacco Group Plc	201,648
5,195	National Grid Transco Plc	50,376
10,393	Pearson Plc	122,484
32,232	Peninsular & Oriental Steam Navigation Co. Plc	183,288
8,309	Peter Hambro Mining Plc *	95,595
19,221	Prudential Corp. Plc	170,970
8,669	Reckitt Benckiser Plc	255,610
5,052	Royal Bank of Scotland Group Plc	152,674
7,057	Scottish & Newcastle Plc	58,661
4,257	Scottish & Southern Energy Plc	77,296
42,557	Shell Transport & Trading Co. Plc	414,014
27,150	Smith & Nephew Plc	268,142
2,043	Smiths Group Plc	33,653
61,664	Tesco Plc	352,310
27,700	TI Automotive Ltd., Class A *	0
370,692	Vodafone Group Plc	903,641
2,291	Whitbread Plc	39,176
6,810	William Hill Plc	65,854
2,138	Wolseley Plc	44,990
14,696	WPP Group Plc	151,332
		7,758,209
United States (0.3%)
8,089	News Corp., Class B	136,380
2,997	Telewest Global, Inc. *	68,272
		204,652
Total Common Stocks (Cost $56,958,983)		63,174,408

WARRANTS (0.4%)
Bermuda (0.4%)
38,949	CLSA Financial Products Ltd., Expires 5/31/10 *	216,190
United Kingdom (0.0%)
1,178	Credit Lyonnais, Expires 6/17/08 *	18,323
Total Warrants (Cost $219,049)		234,513

REPURCHASE AGREEMENT (0.2%)
United States (0.2%)
$136,270	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $136,282, Collateralized by $235,000 U.S. Treasury Strips, 0.00%, Due 8/15/17 (Value $141,454)	136,270

Total Repurchase Agreement (Cost $136,270)		136,270

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (2.9%)

United States (3.0%)
$1,975,153	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $1,975,325, Collateralized by $3,380,000 U.S. Treasury Strips, 0.00%, Due 8/15/17 (Value $2,034,523)	1,975,153

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $1,975,153)		1,975,153

Total Investments (Cost $59,289,455) - 100.7%		$65,520,344

Percentages indicated are based on net assets of $65,067,505.

* Denotes non-income producing security.

(a) All or part of this security has been loaned as of June 30, 2005.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

Sector Diversification	June 30, 2005

Percent of
Sector	Net Assets

Consumer Discretionary	12.1
Consumer Staples	9.0
Energy	12.4
Financial	29.1
Health Care	7.0
Industrials	9.3
Information Technology	2.9
Material	7.8
Telecommunications	5.3
Utilities	2.6
Repurchase Agreements	3.2
Total Investments	100.7
Liabilities less other assets	(0.7)
Total	100.0%

See Notes to Statements of Investments

RSI Retirement Trust

Actively Managed Bond Fund

Statement of Investments	June 30, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
CORPORATE BONDS (9.8%)
$600,000	ChevronTexaco Corp., 7.09%, 2/1/07	$626,924
500,000	Citigroup, Inc., 6.50%, 1/18/11	552,048
100,000	Financing Corp., 9.40%, 2/8/18	147,096
2,201,000	JP Morgan & Co., Inc., Medium Term Note, 0.00%, 4/24/27	430,300
4,300,000	Merrill Lynch & Co., Inc., Medium Term Note, 0.00%, 2/25/27	799,783
1,000,000	Morgan Stanley Dean Witter, 5.30%, 3/1/13 (a)	1,039,236
1,000,000	Pitney Bowes, Inc., 4.75%, 5/15/18	1,000,898
1,000,000	PMI Group, Inc., 6.75%, 11/15/06	1,027,660
1,000,000	Public Service Electric & Gas, 9.13%, 7/1/05	1,000,153
525,000	Public Service Electric & Gas, 6.38%, 5/1/08	553,339
3,000,000	Transamerica Financial Corp., 0.00%, 9/1/12	2,038,881
1,000,000	US Bank N.A., 6.38%, 8/1/11	1,103,293
1,500,000	US Bank N.A., 6.30%, 2/4/14	1,693,733
Total Corporate Bonds (Cost $11,339,073)		12,013,344

MORTGAGE-BACKED SECURITIES (11.1%)
1,252,980	ABN AMRO Mortgage Corp., Remic 03-7 A2, 5.00%, 7/25/18	1,267,593
1,000,000	Bank of America Mortgage Securities, Inc, Remic 04-3 1A24, 5.50%, 4/25/34	1,012,197
810,606	Bank of America Mortgage Securities, Inc., Remic 02-9 1A16, 6.25%, 10/25/32	808,462
1,000,000	Countrywide Home Loans, Inc., Remic 04-J7 2A2, 4.50%, 8/25/19	951,953
3,500,000	GSR Mortgage Loan Trust, Remic 04-6F 3A3, 6.50%, 5/25/34	3,636,368
1,000,000	Residential Asset Securitization Trust, Remic 04-A9 A10, 5.75%, 12/25/34	1,029,844
1,000,000	Washington Mutual MSC Mortgage Pass-Through Certificates, Remic 03-MS2 4A6, 5.75%, 2/25/33	1,025,376
4,056,756	Wells Fargo Mortgage Backed Securities Trust, Remic 04-2 APO, 0.00%, 1/25/19	3,426,376
537,953	Wells Fargo Mortgage Backed Securities Trust, Remic 04-1 A37, 5.50%, 2/25/34	536,749
Total Mortgage-Backed Securities (Cost $13,600,755)		13,694,918

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (74.8%)
1,150,000	Federal Home Loan Bank, 4.00%, 2/27/14	1,146,962
1,000,000	Federal Home Loan Bank, 5.50%, 7/22/14	1,000,968
1,000,000	Federal Home Loan Bank, 4.00%, 12/15/14	997,631
23,242	Federal Home Loan Mortgage Corp., Pool #730299, 9.00%, 8/1/06	23,616
533,386	Federal Home Loan Mortgage Corp., Remic 1515S, 15.00%, 5/15/08 *	600,432
648,955	Federal Home Loan Mortgage Corp., Remic 2052PL, 6.00%, 4/15/13	668,465
1,125,000	Federal Home Loan Mortgage Corp., Medium Term Note, 5.25%, 3/18/15	1,125,204
1,000,000	Federal Home Loan Mortgage Corp., Medium Term Note, 3.25%, 12/15/17	997,834
700,000	Federal Home Loan Mortgage Corp., Medium Term Note, 5.00%, 9/21/18	700,097
3,030,000	Federal Home Loan Mortgage Corp., Medium Term Note, 0.00%, 3/18/19	1,341,975
22,526	Federal Home Loan Mortgage Corp., Remic 12A, 9.25%, 11/15/19	22,487
55,160	Federal Home Loan Mortgage Corp., Remic 21Z, 9.50%, 1/15/20	55,112
589,345	Federal Home Loan Mortgage Corp., Remic 1316ZA, 8.00%, 6/15/22	600,815
9,428	Federal Home Loan Mortgage Corp., Remic 1316Z, 8.00%, 6/15/22	9,612
775,000	Federal Home Loan Mortgage Corp., Remic 2662DG, 5.00%, 10/15/22	776,377
2,000,000	Federal Home Loan Mortgage Corp., Remic 2707VD, 6.00%, 6/15/23	2,022,126
876,703	Federal Home Loan Mortgage Corp., Series 1628LZ, 6.50%, 12/15/23	931,410
1,000,000	Federal Home Loan Mortgage Corp., Medium Term Note, 6.50%, 6/14/24	1,023,686
90,518	Federal Home Loan Mortgage Corp., Remic 1814D, 6.50%, 2/15/26	91,249
2,932,000	Federal Home Loan Mortgage Corp., Remic 2115BJ, 6.00%, 3/15/28	3,047,321
633,366	Federal Home Loan Mortgage Corp., Remic 2059Z, 5.95%, 5/15/28	651,053
256,297	Federal Home Loan Mortgage Corp., Remic 2054L, 6.50%, 5/15/28	265,957
948,746	Federal Home Loan Mortgage Corp., Series 2060Z, 6.50%, 5/15/28	988,451
687,524	Federal Home Loan Mortgage Corp., Remic 2057PE, 6.75%, 5/15/28	714,059
568,690	Federal Home Loan Mortgage Corp., Remic 2054PV, 7.50%, 5/15/28	599,068
234,316	Federal Home Loan Mortgage Corp., Remic 2064TE, 7.00%, 6/15/28	245,196
149,365	Federal Home Loan Mortgage Corp., Remic 2126CB, 6.25%, 2/15/29	159,602
1,000,000	Federal Home Loan Mortgage Corp., Remic 2132PE, 6.00%, 3/15/29	1,049,673
179,133	Federal Home Loan Mortgage Corp., Remic 2205YB, 6.00%, 5/15/29	182,447

865,134	Federal Home Loan Mortgage Corp., Remic 2162PH, 6.00%, 6/15/29	898,239
513,112	Federal Home Loan Mortgage Corp., Remic 2303CJ, 6.00%, 8/15/29	523,342
1,332,000	Federal Home Loan Mortgage Corp., Remic 2306PL, 6.00%, 4/15/31	1,390,696
1,135,123	Federal Home Loan Mortgage Corp., Remic 2328QE, 6.50%, 6/15/31	1,174,674
1,039,919	Federal Home Loan Mortgage Corp., Remic 2333KA, 6.50%, 7/15/31	1,076,851
2,000,000	Federal Home Loan Mortgage Corp., Remic 2672GH, 5.50%, 8/15/31	2,048,821
1,066,986	Federal Home Loan Mortgage Corp., Remic 2794AZ, 6.00%, 10/15/31	1,008,081
629,343	Federal Home Loan Mortgage Corp., Remic 2382DZ, 5.50%, 11/15/31	640,868
3,216,097	Federal Home Loan Mortgage Corp., Remic 2492Z, 5.50%, 8/15/32	3,276,839
1,000,000	Federal Home Loan Mortgage Corp., Remic 2485WG, 6.00%, 8/15/32	1,054,033
1,947,035	Federal Home Loan Mortgage Corp., Remic 2575QE, 6.00%, 2/15/33	2,055,781
1,000,000	Federal Home Loan Mortgage Corp., Remic 2728DC, 6.00%, 1/15/34	1,070,282
1,254,616	Federal Home Loan Mortgage Corp., Remic 2778ZT, 6.00%, 4/15/34	1,326,538
1,000,000	Federal Home Loan Mortgage Corp., Remic 2809GJ, 6.00%, 6/15/34	1,066,228
465,988	Federal Home Loan Mortgage Corp., Remic 2881BZ, 6.00%, 11/15/34	509,674
61,884	Federal National Mortgage Assoc., Pool #15569, 8.25%, 5/1/10	63,817
1,100,000	Federal National Mortgage Assoc., 6.80%, 8/27/12	1,160,667
1,000,000	Federal National Mortgage Assoc., 5.00%, 4/11/14	1,008,941
1,000,000	Federal National Mortgage Assoc., 7.05%, 10/30/15	1,073,702
1,000,000	Federal National Mortgage Assoc., 4.00%, 10/12/16	995,395
1,000,000	Federal National Mortgage Assoc., 6.50%, 12/27/16	1,039,698
700,000	Federal National Mortgage Assoc., Remic 02-11 QG, 5.50%, 3/25/17	733,947
1,000,000	Federal National Mortgage Assoc., 6.00%, 5/24/19	1,003,267
1,000,000	Federal National Mortgage Assoc., 6.00%, 4/6/20	1,000,545
21,252	Federal National Mortgage Assoc., Remic 91-169M, 8.40%, 12/25/21	22,981
1,578,491	Federal National Mortgage Assoc., Remic 92-55DZ, 8.00%, 4/25/22	1,648,187
161,460	Federal National Mortgage Assoc., Remic 92-161H, 7.50%, 9/25/22	172,039
121,287	Federal National Mortgage Assoc., Remic 93-124M, 0.00%, 10/25/22	107,573
276,996	Federal National Mortgage Assoc., Remic G92-57Z, 7.80%, 10/25/22	299,841

397,208	Federal National Mortgage Assoc., Remic 97-61ZC, 7.00%, 2/25/23	420,871
307,577	Federal National Mortgage Assoc., Remic G93-10J, 5.00%, 3/25/23	310,311
254,765	Federal National Mortgage Assoc., Remic G93-15H, 7.25%, 4/25/23	270,241
590,339	Federal National Mortgage Assoc., Remic 93-100K, 0.00%, 6/25/23	533,273
1,208,390	Federal National Mortgage Assoc., Remic 93-112ZB, 7.00%, 7/25/23	1,281,452
2,109,603	Federal National Mortgage Assoc., Remic 93-223ZA, 6.50%, 12/25/23	2,197,734
211,718	Federal National Mortgage Assoc., Remic 93-250DZ, 7.00%, 12/25/23	234,693
384,000	Federal National Mortgage Assoc., Remic 94-65LL, 7.38%, 4/25/24	408,163
406,215	Federal National Mortgage Assoc., Remic 94-61E, 7.50%, 4/25/24	433,055
789,474	Federal National Mortgage Assoc., Pool #344321, 6.00%, 9/1/25	809,657
385,000	Federal National Mortgage Assoc., Remic G96-1PK, 7.50%, 6/17/26	416,805
20,586	Federal National Mortgage Assoc., Remic 97-49B, 10.00%, 6/17/27	22,793
993,566	Federal National Mortgage Assoc., Remic 98-11Z, 6.00%, 3/18/28	1,032,133
906,659	Federal National Mortgage Assoc., Remic 98-59Z, 6.50%, 10/25/28	939,421
747,175	Federal National Mortgage Assoc., Remic 98-62DC, 9.00%, 11/25/28	825,833
1,391,582	Federal National Mortgage Assoc., Remic 00-2ZE, 7.50%, 2/25/30	1,481,677
49,779	Federal National Mortgage Assoc., Remic 01-45TE, 6.50%, 6/25/30	50,023
801,578	Federal National Mortgage Assoc., Remic 00-23PO, 0.00%, 7/25/30	730,847
2,000,000	Federal National Mortgage Assoc., Remic 02-48GF, 6.50%, 10/25/31	2,055,779
1,000,000	Federal National Mortgage Assoc., Remic 03-32PH, 5.50%, 3/25/32	1,020,187
1,061,678	Federal National Mortgage Assoc., Remic 04-45ZL, 6.00%, 10/25/32	1,120,893
1,000,000	Government National Mortgage Assoc., Remic 04-5VB, 6.00%, 5/20/23	1,056,090
47,772	Government National Mortgage Assoc., Pool #1977, 9.50%, 3/20/25	53,269
550,854	Government National Mortgage Assoc., Remic 98-26K, 7.50%, 9/17/25	585,990
474,645	Government National Mortgage Assoc., Remic 98-22K, 7.00%, 2/20/26	498,854
181,971	Government National Mortgage Assoc., Remic 97-8PE, 7.50%, 5/16/27	190,071
466,547	Government National Mortgage Assoc., Remic 97-11D, 7.50%, 7/20/27	489,751
138,821	Government National Mortgage Assoc., Remic 97-18J, 7.00%, 11/20/27	140,568

238,832	Government National Mortgage Assoc., Remic 99-31ZC, 8.00%, 9/16/29	264,844
989,144	Government National Mortgage Assoc., Remic 01-4PM, 6.50%, 3/20/31	1,030,480
1,000,000	Government National Mortgage Assoc., Remic 03-6BE, 5.25%, 1/16/32	1,017,075
1,000,000	Government National Mortgage Assoc., Remic 03-83BC, 5.50%, 4/16/33	1,032,118
2,187,858	Government National Mortgage Assoc., Remic 03-114Z, 6.00%, 12/16/33	2,405,737
3,520,000	U.S. Treasury Bonds, 9.25%, 2/15/16	5,099,874
5,000,000	U.S. Treasury Strips, 0.00%, 2/15/06	4,898,899
6,180,000	U.S. Treasury Strips, 0.00%, 2/15/10	5,216,667

Total United States Government & Agency Obligations (Cost $88,952,927)		92,066,560

REPURCHASE AGREEMENT (4.6%)
5,599,451	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $5,599,939, Collateralized by $9,365,000 U.S. Treasury Strips, 0.00%, Due 2/15/17 (Value $5,787,008)	5,599,451

Total Repurchase Agreement (Cost $5,599,451)		5,599,451

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (0.0%)

1,053	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $1,053 Collateralized by $5,000 U.S. Treasury Strips, 0.00%, Due 2/15/17 (Value $3,090)	1,053

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $1,053)		1,053

Total Investments (Cost $119,493,259) - 100.3%		$123,375,326

Percentages indicated are based on net assets of $122,949,460.

* Variable rate security.  Rate represents the rate in effect as of June 30, 2005.  Maturity reflects final maturity date.

(a) All or part of this security has been loaned as of June 30, 2005.

See Notes to Statements of Investments

RSI Retirement Trust

Intermediate-Term Bond Fund

Statement of Investments	June 30, 2005
(Unaudited)

Principal	Security
Amount	Description	Value
COMMERCIAL PAPER (3.0%)
$1,000,000	Wisconsin Public Services, 3.25%, 7/6/05	$999,458
Total Commercial Paper (Cost $999,549)		999,458

CORPORATE BONDS (13.2%)
150,000	American Express Credit Corp., 7.45%, 8/10/05	150,615
517,000	ChevronTexaco Corp., 7.09%, 2/1/07	540,200
500,000	Citigroup, Inc., 6.50%, 1/18/11	552,048
500,000	Credit Suisse First Boston USA, Inc., 6.50%, 1/15/12	555,696
1,000,000	General Electric Co., 5.00%, 2/1/13 (a)	1,032,510
450,000	Morgan Stanley, 6.60%, 4/1/12	500,311
1,005,000	Old Republic International Corp., 7.00%, 6/15/07	1,053,723
Total Corporate Bonds (Cost $4,231,580)		4,385,103

MORTGAGE-BACKED SECURITIES (11.5%)
28,263	DLJ Acceptance Trust, Remic 89-1F, 11.00%, 8/1/19	31,386
1,200,000	GSR Mortgage Loan Trust, Remic 04-6F 3A3, 6.50%, 5/25/34	1,246,755
739,000	Residential Asset Mortgage Products, Inc., Remic 02-SL1 AI3, 7.00%, 6/25/32	740,478
444,484	Structured Asset Securities Corp., 0.00%, Remic 01-SB1 APO 8/25/31	356,820
439,879	Structured Asset Securities Corp., Remic 03-21 1A3, 5.50%, 7/25/33	446,248
184,825	Structured Asset Securities Corp., Remic 03-33H 1A1, 5.50%, 10/25/33	185,887
406,685	Washington Mutual, Remic 02-S4 A4, 6.50%, 10/19/29	413,354
503,158	Wells Fargo Mortgage Backed Securities Trust, Remic 04-2 APO, 0.00%, 1/25/19	424,972
Total Mortgage-Backed Securities (Cost $3,847,897)		3,845,900

UNITED STATES GOVERNMENT & AGENCY OBLIGATIONS (68.2%)
400,000	Federal Home Loan Bank, 3.00%, 8/20/08	399,758
563,000	Federal Home Loan Bank, 7.42%, 8/10/10	565,491
250,000	Federal Home Loan Bank, 7.24%, 10/19/10	252,915
150,000	Federal Home Loan Bank, 4.00%, 10/24/11	150,149
330,000	Federal Home Loan Bank, 3.00%, 11/18/11	328,611
614,286	Federal Home Loan Bank, 5.00%, 11/26/12	614,381

1,000,000	Federal Home Loan Bank, 4.15%, 3/16/15	997,854
576,990	Federal Home Loan Mortgage Corp., Remic 1587Z, 6.50%, 10/15/08	593,973
40,300	Federal Home Loan Mortgage Corp., Gold Pool #M80719, 6.50%, 11/1/08	40,962
215,236	Federal Home Loan Mortgage Corp., Pool #189332, 8.00%, 9/1/09	218,957
389,373	Federal Home Loan Mortgage Corp., Remic 2052PL, 6.00%, 4/15/13	401,079
38,020	Federal Home Loan Mortgage Corp., Remic 34D, 9.00%, 3/15/20	37,986
180,334	Federal Home Loan Mortgage Corp., Gold Pool #C90492, 6.00%, 11/1/21	186,026
87,223	Federal Home Loan Mortgage Corp., Remic 1316Z, 8.00%, 6/15/22	88,921
129,278	Federal Home Loan Mortgage Corp., Remic 1311K, 7.00%, 7/15/22	129,111
400,048	Federal Home Loan Mortgage Corp., Remic 1620Z, 6.00%, 11/15/23	411,236
98,951	Federal Home Loan Mortgage Corp., Remic 1695EA, 7.00%, 12/15/23	100,188
43,490	Federal Home Loan Mortgage Corp., Remic 1753D, 8.50%, 9/15/24	45,779
500,000	Federal Home Loan Mortgage Corp., Remic 2036-PG, 6.50%, 1/15/28	523,514
536,052	Federal Home Loan Mortgage Corp., Remic 2053Z, 6.50%, 4/15/28	557,148
546,005	Federal Home Loan Mortgage Corp., Remic 2059Z, 5.95%, 5/15/28	561,252
601,333	Federal Home Loan Mortgage Corp., Remic 2057PE, 6.75%, 5/15/28	624,541
306,218	Federal Home Loan Mortgage Corp., Remic 2054PV, 7.50%, 5/15/28	322,575
234,316	Federal Home Loan Mortgage Corp., Remic 2064TE, 7.00%, 6/15/28	245,196
247,358	Federal Home Loan Mortgage Corp., Remic 2108CB, 6.25%, 12/15/28	263,733
793,000	Federal Home Loan Mortgage Corp., Remic 2132PE, 6.00%, 3/15/29	832,391
85,799	Federal Home Loan Mortgage Corp., Remic 2317VG, 6.50%, 4/15/31	86,604
756,748	Federal Home Loan Mortgage Corp., Remic 2328QE, 6.50%, 6/15/31	783,116
1,000,000	Federal Home Loan Mortgage Corp., Remic 2728DC, 6.00%, 1/15/34	1,070,281
167,270	Federal National Mortgage Assoc., Remic 94-32Z, 6.50%, 3/25/09	170,368
500,000	Federal National Mortgage Assoc., 3.50%, 12/1/09	498,432
150,000	Federal National Mortgage Assoc., 6.00%, 2/8/11	152,332
500,000	Federal National Mortgage Assoc., 5.25%, 1/28/13	500,590
1,000,000	Federal National Mortgage Assoc., 5.13%, 2/27/13	1,001,869
829,551	Federal National Mortgage Assoc., Remic 93-65ZZ, 7.00%, 6/25/13	869,461

130,595	Federal National Mortgage Assoc., Pool #50848, 6.50%, 1/1/14	136,253
400,000	Federal National Mortgage Assoc., 5.00%, 4/11/14	403,576
350,000	Federal National Mortgage Assoc., 4.00%, 9/15/14	349,490
500,000	Federal National Mortgage Assoc., 4.00%, 12/30/14	498,583
192,517	Federal National Mortgage Assoc., Remic 01-53HC, 6.00%, 9/25/16	198,674
415,000	Federal National Mortgage Assoc., Remic 02-2UC, 6.00%, 2/25/17	428,667
2,253	Federal National Mortgage Assoc., Remic 29-1, 0.00%, 3/1/18	2,021
29,099	Federal National Mortgage Assoc., Remic 89-62G, 8.60%, 10/25/19	31,736
453,625	Federal National Mortgage Assoc., Remic 91-113ZE, 7.50%, 9/25/21	483,542
108,091	Federal National Mortgage Assoc., Remic G-41PT, 7.50%, 10/25/21	113,162
320,038	Federal National Mortgage Assoc., Remic G92-15Z, 7.00%, 1/25/22	331,619
23,432	Federal National Mortgage Assoc., Remic 93-112ZA, 7.00%, 4/25/22	23,413
61,518	Federal National Mortgage Assoc., Remic 93-4LA, 8.00%, 1/25/23	66,126
156,186	Federal National Mortgage Assoc., Remic 94-76KB, 0.00%, 4/25/24	120,023
123,705	Federal National Mortgage Assoc., Pool # 303437, 9.00%, 6/1/25	136,352
498,043	Federal National Mortgage Assoc., Pool #344321, 6.00%, 9/1/25	510,776
536,750	Federal National Mortgage Assoc., Remic 99-32B, 6.00%, 7/25/29	548,869
807,320	Federal National Mortgage Assoc., Remic 01-53OP, 6.00%, 10/25/31	831,661
500,000	Federal National Mortgage Assoc., Remic 03-32PH, 5.50%, 3/25/32	510,093
338,000	Federal National Mortgage Assoc., Remic 03-47PD, 5.50%, 9/25/32	347,948
83,663	Federal National Mortgage Assoc., Remic 02-14A1, 7.00%, 1/25/42	87,755
31	Government National Mortgage Assoc., Pool #9335, 8.25%, 4/15/06	32
25,941	Government National Mortgage Assoc., Series II, Pool #2326, 8.50%, 11/20/26	28,222
140,864	Government National Mortgage Assoc., Pool #440640, 8.25%, 6/15/27	152,830
42,564	Government National Mortgage Assoc., Pool #453323, 8.25%, 9/15/27	46,179
13,187	Government National Mortgage Assoc., Pool #427291, 8.25%, 12/15/27	14,307
60,113	Government National Mortgage Assoc., Remic 00-14CD, 7.50%, 7/16/29	60,467

264,353	Government National Mortgage Assoc., Remic 02-41ZD, 6.00%, 6/16/32	275,619
329,764	Government National Mortgage Assoc., Remic 03-115BV, 7.00%, 8/16/32	365,622
1,000,000	Government National Mortgage Assoc., Remic 03-83BC, 5.50%, 4/16/33	1,032,117

Total United States Government & Agency Obligations (Cost $22,730,011)		22,762,514

REPURCHASE AGREEMENT (5.7%)
1,886,182	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $1,886,347, Collateralized by $3,155,000 U.S. Treasury Strips, 0.00%, Due 2/15/17 (Value $1,949,601)	1,886,182

Total Repurchase Agreement (Cost $1,886,182)		1,886,182

REPURCHASE AGREEMENT HELD AS COLLATERAL FOR SECURITIES LENDING (0.4%)

124,360	Bear Stearns & Co., Inc., 3.14%, Due 7/1/05, Repurchase price $124,371, Collateralized by $210,000 U.S. Treasury Strips, 0.00%, Due 2/15/17 (Value $129,767)	124,360

Total Repurchase Agreement Held As Collateral For Securities Lending (Cost $124,360)		124,360

Total Investments (Cost $33,819,579) - 102.0%		$34,003,517

Percentages indicated are based on net assets of $33,340,585.

(a) All or part of this security has been loaned as of June 30, 2005.

See Notes to Statements of Investments

NOTES TO STATEMENTS OF INVESTMENTS

NOTE 1. GENERAL

Participation in RSI Retirement Trust (“the Trust”) is limited to IRAs and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code (“Code”) and have been established under pension or profit sharing plans that are qualified under Section 401 of the Code (“Participating Plans”).

In order to provide investment products to Participating Plans, the Trust operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 (“Trust Agreement”), as a series fund currently issuing, as of June 30, 2005, six classes of an unlimited number of units of beneficial interest in the Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund (“Investment Funds”). The Trust Agreement was amended in 1984 to provide for the continued operation of the Trust as an open-end management investment company under the Investment Company Act of 1940. Retirement System Distributors Inc. (“Distributors”) acts as the primary distributor of the Investment Funds’ units of beneficial interest. Distributors is a wholly-owned subsidiary of Retirement System Group Inc. (“RSGroup®”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

(A)          Securities Valuation:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

(1)           each listed equity security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price or bid price;

(2)           United States government and agency obligations and certain other debt  obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

(3)           short-term money market instruments (such as certificates of deposit, bankers’ acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of the Trust using methods and procedures reviewed and approved by the Trust’s Board of Trustees (“Trustees”).

Investments and other assets and liabilities denominated in foreign currencies are translated daily to United States dollars at the prevailing rates of exchange. Purchases and sales of securities, including transaction costs and income receipts, are translated into United States dollars at the prevailing exchange rates on the respective transaction dates. Foreign currency exchange rates are generally determined as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time). The value of the assets of the International Equity Fund and the value of the foreign securities held by the other Investment Funds, as measured in United States dollars, may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Occasionally, events affecting the values of such securities and such exchange rates may occur between the close of trading for such securities and the time as of which the value of the Trust’s assets is calculated. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trustees or in accordance with procedures approved by the Trustees.

(B)          Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis.  Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, accretion of discount and amortization of premium on investments and zero coupon bonds, is recognized on an accrual basis.  Paydown gains and losses on mortgage-backed securities are recorded as adjustments to interest income.

Net unrealized appreciation/(depreciation) on securities consisting of gross unrealized appreciation and gross unrealized depreciation at June 30, 2005 for each of the Investment Funds was as follows:

	Net Unrealized	Gross	Gross
	Appreciation/	Unrealized	Unrealized
	(Depreciation)	Appreciation	Depreciation
Core Equity Fund	$19,537,610	$22,529,506	$(2,991,896)
Value Equity Fund	19,056,750	20,530,511	(1,473,761)
Emerging Growth Equity Fund	10,795,051	12,280,881	(1,485,830)
International Equity Fund	6,230,889	7,432,155	(1,201,266)
Actively Managed Bond Fund	3,882,067	4,256,056	(373,989)
Intermediate-Term Bond Fund	183,938	396,294	(212,356)

(C)          Repurchase Agreements:  The Core Equity Fund, Value Equity Fund, Emerging Growth Equity Fund, International Equity Fund, Actively Managed Bond Fund, and Intermediate-Term Bond Fund (“Investment Funds”) may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds’ Manager, subject to the sellers’ agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price.  The collateral received in the repurchase agreements is deposited with the Investment Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying collateral falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(D)          Securities Loans: The Investment Funds lend their securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral.  The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received.

1

The following summarizes the market value of securities that were on loan to brokers and the value of securities and cash held as collateral for these loans as of June 30, 2005. The cash collateral received was invested into repurchase agreements.

	Value of
	Securities	Value of
	Loaned	Collateral
Core Equity Fund	$5,246,403	$5,329,407
Value Equity Fund	12,510,124	12,894,701
Emerging Growth Equity Fund	16,387,404	16,932,850
International Equity Fund	1,861,410	1,975,153
Actively Managed Bond Fund	1,053	1,053
Intermediate-Term Bond Fund	124,360	124,360

                These securities lending arrangements may result in significant credit exposure in the event the counterparty to the transaction was unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds’ obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

(E)           Financial Futures Contracts:  The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract.  During the period the financial futures are open, changes in the value of the contracts are recognized by marking-to-market on a daily basis to reflect the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. Each Investment Fund is exposed to market risk as a result of movements in securities, values and interest rates.

Item 2. Controls and Procedures.

(a)          Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RSI Retirement Trust

By (Signature and Title)*	/s/ William Dannecker, President

William Dannecker, President

Date	8/ 17 / 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William Dannecker, President

William Dannecker, President

Date	8/ 17 / 2005

By (Signature and Title)*	/s/ William J. Pieper, Treasurer

William J. Pieper, Treasurer

Date	8/ 17 / 2005

* Print the name and title of each signing officer under his or her signature.